Net Sales (Details) € in Thousands	12 Months Ended
	Jun. 30, 2023 EUR (€) store country customer	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Income tax expense
Net Sales	€ 768,621	€ 689,750	€ 612,096
Percentage of net sales	100.00%	100.00%	100.00%
Number of countries excluding Germany and the United States where net sales exceeds 10% | country	0
Number of individual customers exceeding 10% of net sales | customer	0
Net sales recognized from contract liabilities	€ 536	€ 5,046	€ 4,013
Increase (decrease) in net sales from application of hedge accounting	€ 1,650	(4,734)
Germany
Income tax expense
Number of retail stores | store	2
Net Sales	€ 128,548	€ 128,616	€ 115,334
Percentage of net sales	16.70%	18.60%	18.80%
United States
Income tax expense
Net Sales	€ 137,985	€ 108,748	€ 77,596
Percentage of net sales	18.00%	15.80%	12.70%
Europe (excluding Germany)
Income tax expense
Net Sales	€ 300,020	€ 276,110	€ 253,700
Percentage of net sales	39.00%	40.00%	41.40%
Rest of the world
Income tax expense
Net Sales	€ 202,069	€ 176,277	€ 165,466
Percentage of net sales	26.30%	25.60%	27.00%